Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025	Dec. 31, 2024
Current income tax (benefit) expense
Federal						$ 532,692
State						151,203
Total current income tax expense						683,895
Deferred tax (benefit) expense:
Federal						1,749,586	(2,840,051)
State						388,073	(630,356)
Valuation allowance
Total deferred income tax (benefit) expense			$ (2,119,384)	$ (1,239,128)	[1]	2,137,659	(3,470,407)
Total income tax (benefit) expense	$ (576,270)	$ (534,259)	$ (2,119,384)	$ (1,239,128)		$ 2,821,554	$ (3,470,407)

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11